Segments (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of operating segments [abstract]
Operating segments data [text block]
Full year 2020	E&P Norway	E&P International	E&P USA	MMP	Other	Eliminations	Total
(in USD million)

Revenues third party, other revenue and other income	91	452	368	44,605	249	0	45,765
Revenues inter-segment	11,804	3,183	2,247	309	4	(17,547)	0
Net income/(loss) from equity accounted investments	0	(146)	0	31	168	0	53

Total revenues and other income	11,895	3,489	2,615	44,945	421	(17,547)	45,818

Purchases [net of inventory variation]	(0)	(72)	0	(38,072)	1	17,157	(20,986)
Operating, selling, general and administrative expenses	(2,829)	(1,440)	(1,313)	(5,060)	419	685	(9,537)
Depreciation, amortisation and net impairment losses	(5,546)	(3,471)	(3,824)	(1,453)	(940)	0	(15,235)
Exploration expenses	(423)	(2,071)	(990)	0	1	0	(3,483)

Total operating expenses	(8,798)	(7,054)	(6,127)	(44,586)	(519)	17,842	(49,241)

Net operating income/(loss)	3,097	(3,565)	(3,512)	359	(98)	296	(3,423)

Additions to PP&E, intangibles and equity accounted investments	4,851	2,608	1,068	190	1,044	0	9,761

Balance sheet information
Equity accounted investments	3	1,125	0	92	1,042	0	2,262
Non-current segment assets	35,833	17,329	12,376	4,147	4,135	0	73,820
Non-current assets not allocated to segments							13,704

Total non-current assets							89,786

Full year 2019	E&P Norway	E&P International	E&P USA	MMP	Other	Eliminations	Total

(in USD million)		(restated)	(restated)

Revenues third party, other revenue and other income	1,048	1,685	441	60,491	527	0	64,194
Revenues inter-segment	17,769	4,376	3,792	439	4	(26,379)	0
Net income/(loss) from equity accounted investments	15	24	6	25	93	0	164

Total revenues and other income	18,832	6,085	4,239	60,955	624	(26,379)	64,357

Purchases [net of inventory variation]	(1)	(34)	0	(54,454)	(1)	24,958	(29,532)
Operating, selling, general and administrative expenses	(3,284)	(1,684)	(1,668)	(4,897)	272	793	(10,469)
Depreciation, amortisation and net impairment losses	(5,439)	(2,228)	(4,133)	(600)	(804)	0	(13,204)
Exploration expenses	(478)	(668)	(709)	0	0	0	(1,854)

Total operating expenses	(9,201)	(4,614)	(6,510)	(59,951)	(533)	25,750	(55,058)

Net operating income/(loss)	9,631	1,471	(2,271)	1,004	92	(629)	9,299

Additions to PP&E, intangibles and equity accounted investments	7,316	2,851	3,004	788	823	0	14,782

Balance sheet information
Equity accounted investments	3	321	0	90	1,028	0	1,442
Non-current segment assets	33,795	20,784	16,774	5,124	4,214	0	80,691
Non-current assets not allocated to segments							11,152

Total non-current assets							93,285

Full year 2018	E&P Norway	E&P International	E&P USA	MMP	Other	Eliminations	Total
(in USD million)		(restated)	(restated)

Revenues third party, other revenues and other income	588	2,758	423	75,487	45	0	79,301
Revenues inter-segment	21,877	5,195	3,991	291	2	(31,355)	0
Net income/(loss) from equity accounted investments	10	23	8	16	234	0	291

Total revenues and other income	22,475	7,978	4,421	75,794	280	(31,355)	79,593

Purchases [net of inventory variation]	2	(23)	(3)	(69,296)	(0)	30,805	(38,516)
Operating, selling, general and administrative expenses	(3,270)	(1,569)	(1,437)	(4,377)	(288)	653	(10,286)
Depreciation, amortisation and net impairment losses	(4,370)	(2,394)	(2,198)	(215)	(72)	0	(9,249)
Exploration expenses	(431)	(586)	(387)	0	0	0	(1,405)

Total operating expenses	(8,069)	(4,575)	(4,022)	(73,888)	(360)	31,458	(59,456)

Net operating income /(loss)	14,406	3,402	400	1,906	(79)	103	20,137

Non-current assets by country [text block]
Non-current assets by country
	At 31 December
(in USD million)	2020	2019

Norway	42,192	40,292
USA	13,172	17,776
Brazil	8,203	8,724
UK	4,398	5,657
Azerbaijan	1,683	1,598
Canada	1,527	1,672
Russia	973	447
Denmark	953	984
Algeria	808	915
Angola	725	1,564
Other countries	1,447	2,504

Total non-current assets1)	76,082	82,133

1) Excluding deferred tax assets, pension assets and non-current financial assets.

Revenues from contracts with customers [text block]
Revenues from contracts with customers and other revenues
(in USD million)	2020	2019	2018

Crude oil	24,509	33,505	40,948

Natural gas1)	7,213	11,281	14,070
- European gas	5,839	9,366	11,675
- North American gas	1,010	1,359	1,581
- Other incl LNG	363	556	814

Refined products	6,534	10,652	13,124
Natural gas liquids	5,069	5,807	7,167
Transportation	1,083	967	1,033
Other sales	681	445	903

Total revenues from contracts with customers	45,088	62,657	77,246

Over/Under lift			137
Taxes paid in-kind	93	344	865
Physically settled commodity derivatives2)	209	(1,086)	488
Gain/(loss) on commodity derivatives	108	732	(216)
Other revenues	256	265	36
Total other revenues	665	254	1,309

Revenues	45,753	62,911	78,555

1) Retrospectively applied the disaggregation of Natural gas revenues in the 2018 financial statements.
2) Retrospectively reclassified Physically settled commodity derivatives to Total other revenues, previously presented as Natural gas revenue included in Total revenues from contracts with customers in the 2018 financial statements.